Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (39,582)	$ (862,462)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Finance income	(192,438)
Accrued interest income	(1,888,347)	(26,344)
Investment income	(12,701)
Depreciation and amortization	3,193,750	77,951
Gain on sale of assets	(160,000)
Foreign currency transaction (gains) losses	(4,317)
Change in operating assets and liabilities:
Minimum rents receivable	611,449
Accrued interest income received	1,516,233
Other assets	(2,373,634)	(127,000)
Accounts payable and accrued liabilities	(38,691)	217,405
Unearned income	(82,024)	82,024
Due to SQN Securities, LLC	(10,797)
Security deposits payable	12,324
Accrued interest on note payable	742,449	25,755
Net cash provided by (used in) operating activities	1,273,675	(612,671)
Cash flows from investing activities:
Cash paid for purchase of equipment subject to operating leases	(4,336,148)	(6,276,754)
Purchase of finance leases	(2,582,377)
Purchase in residual value investments of equipment on lease	(2,192,362)
Cash paid for initial direct costs	(180,584)	(332,500)
Cash paid for collateralized loan receivable	(2,686,056)	(322,000)
Cash received from collateralized loan receivable	3,008,056
Cash paid for equipment notes receivable	(5,836,265)
Cash received from equipment loan receivable	2,851,286
Proceeds from sale of leased assets	3,080,994
Investment in Informaage SQN Technologies	(1,219,091)
Cash paid for equipment notes receivable	(1,562,375)	(5,890,162)
Repayment of equipment notes receivable	277,922	261,243
Net cash used in investing activities	(11,377,001)	(12,560,173)
Cash flows from financing activities:
Cash received from loan payable	9,500,000	6,800,000
Repayments of loan payable	(4,995,324)
Cash paid to financial institutions for equipment notes payable	(6,568,965)
Cash received from non-controlling interest contribution	470,000	550,000
Cash received from Limited Partner capital contributions	18,133,012	7,046,490
Cash paid for Limited Partner distributions	(817,706)	(53,706)
Cash paid for Limited Partner contribution redemption	(97,183)	(1,000)
Cash paid for partner advances		(1,000)
Cash paid for underwriting fees	(1,140,591)	(192,827)
Cash paid for organizational and offering costs	(491,043)	(830,373)
Net cash provided by financing activities	13,992,200	13,317,584
Net increase in cash and cash equivalents	3,888,874	144,740
Cash and cash equivalents, beginning of period	146,340	1,600
Cash and cash equivalents, end of period	4,035,214	146,340
Cash paid for interest	1,159,611
Supplemental disclosure of non-cash investing activities:
Offering expenses paid by SQN Capital Management, LLC		92,678
Debt assumed in lease purchase agreement	11,447,351	8,541,339
Value of units issued as underwriting fee discount	723,344	540,160
Distributions payable to General Partner	12,468	537
Distributions payable to Limited Partners	429,140
Increase in other assets	(1,735,991)
SQN AIF IV, GP LLC [Member]
Cash flows from operating activities:
Net income (loss)	(39,140)	(867,976)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Finance income	(192,438)
Accrued interest income	(1,888,347)	(26,344)
Investment income	(12,701)
Depreciation and amortization	3,193,750	77,951
Gain on sale of assets	(160,000)
Foreign currency transaction (gains) losses	(4,317)
Change in operating assets and liabilities:
Minimum rents receivable	611,449
Accrued interest income received	1,516,233
Other assets	(2,373,632)	(127,401)
Due from SQN Capital Management, LLC		(25,000)
Due from SQN Capital Corporation		(374,500)
Accounts payable and accrued liabilities	(38,798)	224,907
Unearned income	(82,024)	82,024
Due to SQN Securities, LLC	(10,797)
Security deposits payable	12,324
Accrued interest on note payable	742,449	25,755
Net cash provided by (used in) operating activities	1,274,011	(1,010,584)
Cash flows from investing activities:
Cash paid for purchase of equipment subject to operating leases	(4,336,148)	(6,276,754)
Purchase of finance leases	(2,582,377)
Purchase in residual value investments of equipment on lease	(2,192,362)
Cash paid for initial direct costs	(180,584)	(332,500)
Cash paid for collateralized loan receivable	(2,686,056)	(322,000)
Cash received from collateralized loan receivable	3,008,056
Cash paid for equipment notes receivable	(5,836,265)
Cash received from equipment loan receivable	2,851,286
Proceeds from sale of leased assets	3,080,993
Investment in Informaage SQN Technologies	(1,219,091)
Cash paid for equipment notes receivable	(1,562,375)	(5,890,162)
Repayment of equipment notes receivable	277,923	261,242
Net cash used in investing activities	(11,377,000)	(12,560,174)
Cash flows from financing activities:
Cash received from Member equity contribution		500,000
Cash received from loan payable	9,500,000	6,800,000
Repayments of loan payable	(4,995,324)
Cash paid to financial institutions for equipment notes payable	(6,568,965)
Cash received from non-controlling interest contribution	470,000
Cash received from Limited Partner capital contributions	18,133,012	7,596,490
Cash paid for Limited Partner distributions	(817,706)	(53,706)
Cash paid for distributions to Members	(1,006,655)	(21,875)
Cash paid for Limited Partner contribution redemption	(97,183)
Cash paid for partner advances		1,000
Cash paid for underwriting fees	(1,140,591)	(192,827)
Cash paid for organizational and offering costs	(491,043)	(830,373)
Net cash provided by financing activities	12,985,545	13,798,709
Net increase in cash and cash equivalents	2,882,556	227,951
Cash and cash equivalents, beginning of period	1,153,794	925,843
Cash and cash equivalents, end of period	4,036,350	1,153,794
Cash paid for interest	1,159,611
Supplemental disclosure of non-cash investing activities:
Offering expenses paid by SQN Capital Management, LLC		92,678
Debt assumed in lease purchase agreement	11,447,351	8,541,339
Value of units issued as underwriting fee discount	723,344	540,160
Distributions to SQN Capital Management, LLC	100,000
Distributions to SQN Capital Corporation	374,500
Increase in other assets	$ (1,735,991)